Supplemental Quarterly Financial Data - Supplemental Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Canada [Member]
Schedule Of Quarterly Financial Data [Line Items]
Write-down of the carrying value of Oil and Gas properties, net of tax	$ 541	$ 1,400